Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivatives financial instruments
Derivative financial instruments

25. Derivative financial instruments

a) Derivatives effects on statement of financial position

	Assets
	December 31, 2019		December 31, 2018
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	13	—	9	—
IPCA swap	83	117	7	84
Eurobonds swap	—	—	—	4
Pre-dollar swap	21	8	19	1
	117	125	35	89
Commodities price risk
Nickel	151	9	2	—
Bunker oil, Gasoil and Brent	19	—	1	—
	170	9	3	—

Options - MBR	—	—	—	295
Others	1	50	1	8
	1	50	1	303
Total	288	184	39	392

	Liabilities
	December 31, 2019		December 31, 2018
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	48	80	383	98
IPCA swap	13	37	35	47
Eurobonds swap	6	29	5	—
Pre-dollar swap	8	37	10	18
	75	183	433	163
Commodities price risk
Nickel	4	4	8	2
Bunker oil, Gasoil and Brent	7	—	29	—
	11	4	37	2

Options - MBR	—	—	—	16
Conversion options - VLI	—	120	—	162
Others	8	—	—	1
	8	120	—	179
Total	94	307	470	344

b) Effects of derivatives on the income statement, cash flow and other comprehensive income

	Gain (loss) recognized in the income statement
	Year ended December 31
	2019	2018	2017
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(39)	(206)	152
IPCA swap	118	(23)	43
Eurobonds swap	(39)	(27)	36
Euro forward	—	—	46
Pre-dollar swap	2	(23)	36
	42	(279)	313
Commodities price risk
Nickel	58	(25)	30
Bunker oil, Gasoil and Brent	42	6	(80)
	100	(19)	(50)

Options - MBR	8	62	135
Conversion options - VLI	35	—	61
Others	59	(30)	(5)

	102	32	191
Total	244	(266)	454

	Financial settlement inflows (outflows)
	Year ended December 31
	2019	2018	2017
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(381)	(135)	(181)
IPCA swap	(28)	7	(20)
Eurobonds swap	(5)	(3)	(39)
Pre-dollar swap	8	10	(1)
	(406)	(121)	(241)
Commodities price risk
Nickel	48	8	4
Bunker oil, Gasoil and Brent	2	49	(3)
	50	57	1

Others	21	(3)	—

Derivatives designated as cash flow hedge accounting
Nickel (i)	11	—	—
Total	(324)	(67)	(240)

(i) Refers to the effect of the nickel cash flow hedge transaction recorded as operating revenue.

	Gain recognized in other comprehensive income
	Year ended December 31
	2019	2018	2017
Derivatives designated as cash flow hedge accounting
Nickel	150	—	—
Total	150	—	—

The maturity dates of the derivative financial instruments are as follows:

Last maturity dates
Currencies and interest rates	September 2029
Nickel	December 2021
Brent	December 2020
Gasoil	December 2020
VLI	December 2027
Others	December 2023

c) Hedge in foreign operations

In January 2017, the Company implemented hedge accounting for the foreign currency risk arising from Vale S.A.’s net investments in Vale International S.A. and Vale Holding BV. Under the hedge accounting program, the Company’s debt denominated in U.S. dollars and Euros serves as a hedge instrument for these investments. With the program, the impact of exchange rate variations on debt denominated in U.S. dollars and Euros has been partially recorded in other comprehensive income in the “Cumulative translation adjustments”. As at December 31, 2019, the carrying value of the debts designated as instrument hedge of these investments are US$2,457 and EUR750.

	Loss recognized in the other comprehensive income
	Year ended December 31
	2019	2018	2017
Hedge in foreign operation, net of tax	(74)	(543)	(95)

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments.

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.